Stockholders' Equity - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning Outstanding (in shares)	64,173	0
Awarded (in shares)	498,255	184,018
Released (in shares)		(25,091)
Forfeited (in shares)		(94,754)
Ending Outstanding (in shares)		64,173
Weighted-Average Grant-Date Fair Value per Share
Beginning Outstanding (in dollars per share)		$ 0
Awarded (in dollars per share)	$ 9.46	10.30
Released (in dollars per share)		10.30
Forfeited (in dollars per share)		$ 10.30
Weighted average remaining contractual life		1 year 9 months 18 days